Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Retirement Portfolio℠
March 31, 2026
VIPFINC-NPRT1-0526
1.830282.120
Bond Funds - 58.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,235,515	20,454,966
Fidelity International Bond Index Fund (a)	470,205	4,302,377
Fidelity Long-Term Treasury Bond Index Fund (a)	173,935	1,600,204
VIP High Income Portfolio - Initial Class (a)	92,412	451,895
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,117,938	38,996,875
TOTAL BOND FUNDS (Cost $67,546,762)		65,806,317

Domestic Equity Funds - 13.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	46,891	2,630,117
VIP Equity-Income Portfolio - Initial Class (a)	69,527	2,094,841
VIP Growth & Income Portfolio - Initial Class (a)	88,436	2,898,938
VIP Growth Portfolio - Initial Class (a)	47,382	4,381,416
VIP Mid Cap Portfolio - Initial Class (a)	17,158	670,362
VIP Value Portfolio - Initial Class (a)	74,445	1,476,992
VIP Value Strategies Portfolio - Initial Class (a)	43,355	734,008
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,736,926)		14,886,674

International Equity Funds - 15.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	365,062	5,932,256
VIP Overseas Portfolio - Initial Class (a)	441,784	11,649,832
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,930,390)		17,582,088

Money Market Funds - 13.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $15,093,163)	3.47	15,093,163	15,093,163

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $109,307,241)	113,368,242
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,678)
NET ASSETS - 100.0%	113,359,564

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	20,276,586	1,950,779	1,836,393	-	(16,477)	80,471	20,454,966	2,235,515
Fidelity International Bond Index Fund	3,991,263	649,301	326,007	-	(2,982)	(9,198)	4,302,377	470,205
Fidelity Long-Term Treasury Bond Index Fund	3,475,377	145,344	2,008,205	22,709	(30,666)	18,354	1,600,204	173,935
VIP Contrafund Portfolio - Initial Class	2,319,974	657,386	186,651	25,670	(611)	(159,981)	2,630,117	46,891
VIP Emerging Markets Portfolio - Initial Class	4,871,563	1,392,102	413,641	85,727	74,252	7,980	5,932,256	365,062
VIP Equity-Income Portfolio - Initial Class	1,880,737	361,921	190,601	17,214	1,414	41,370	2,094,841	69,527
VIP Government Money Market Portfolio - Initial Class	17,561,896	1,094,861	3,563,594	145,181	-	-	15,093,163	15,093,163
VIP Growth & Income Portfolio - Initial Class	2,582,341	594,360	226,423	31,590	1,721	(53,061)	2,898,938	88,436
VIP Growth Portfolio - Initial Class	3,848,278	1,046,332	287,224	-	(19,393)	(206,577)	4,381,416	47,382
VIP High Income Portfolio - Initial Class	464,146	32,260	45,439	-	444	484	451,895	92,412
VIP Investment Grade Bond II Portfolio - Initial Class	42,605,605	2,414,393	6,047,345	13,284	(213,292)	237,514	38,996,875	4,117,938
VIP Mid Cap Portfolio - Initial Class	590,277	104,185	48,271	4,452	355	23,816	670,362	17,158
VIP Overseas Portfolio - Initial Class	9,557,706	3,332,501	731,170	155,249	2,032	(511,237)	11,649,832	441,784
VIP Value Portfolio - Initial Class	1,313,805	224,933	98,285	14,750	630	35,909	1,476,992	74,445
VIP Value Strategies Portfolio - Initial Class	650,833	105,670	63,283	-	2,245	38,543	734,008	43,355
	115,990,387	14,106,328	16,072,532	515,826	(200,328)	(455,613)	113,368,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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